UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

        The Advisors’ Inner Circle Fund II

         Investment Advisor

       Kopernik Global Investors, LLC

        KGGIX | KGGAX

      Kopernik Global All-Cap Fund

        KGIIX| KGIRX

      Kopernik International Fund

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.6%	Shares	Value

AUSTRALIA — 4.6%
Newcrest Mining, Ltd.	2,785,238	$49,105,984

AUSTRIA — 0.5%
IMMOFINANZ	204,990	5,253,619

BRAZIL — 2.1%
BrasilAgro - Brasileira de Propriedades Agricolas	668,300	2,651,998
Centrais Eletricas Brasileiras SA	2,325,211	19,450,389

		22,102,387

CANADA — 30.7%
Bear Creek Mining Corp. *(A) (B)	1,363,480	1,424,850
Cameco Corp.	4,313,402	47,619,958
Centerra Gold, Inc. * (B)	5,774,715	29,397,295
Cobalt 27 Capital Corp. *	784,769	2,583,288
Crescent Point Energy Corp.	3,657,996	14,089,169
Denison Mines Corp. * (B)	11,670,170	6,359,053
Dundee Corp., Cl A *(A) (B)	2,419,423	2,058,776
Fission Uranium Corp. * (B)	11,492,500	4,632,343
Gabriel Resources, Ltd. *	5,631,603	1,786,543

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
International Tower Hill Mines, Ltd. *(A)	3,761,135	$1,731,250
Ivanhoe Mines, Ltd., Cl A *	3,641,161	8,860,331
Lundin Gold, Inc. *	2,805,864	10,995,586
MEG Energy Corp. * (B)	5,897,420	26,236,190
New Gold Inc. * (B)	17,251,368	15,179,479
NexGen Energy Ltd. * (B)	9,576,821	15,154,781
Northern Dynasty Minerals, Ltd. (CAD) * (B)	4,770,289	2,741,750
Northern Dynasty Minerals, Ltd. (USD) * (B)	4,125,345	2,223,561
Novagold Resources, Inc. *	1,391,917	5,567,668
Pan American Silver Corp.	753,338	9,593,153
Seabridge Gold, Inc. * (B)	1,197,502	14,391,119
Sprott, Inc. (B)	9,739,586	21,809,926
Turquoise Hill Resources, Ltd. *	23,838,159	35,757,238
Uranium Participation Corp. * (B)	7,102,833	23,009,850
Wheaton Precious Metals Corp.	1,166,129	25,281,677

		328,484,834

CHINA — 3.8%
China Mobile, Ltd.	517,000	4,926,289
China Telecom Corp, Ltd., Cl H	15,182,000	7,857,296
Guangshen Railway Co., Ltd., Cl H (B)	32,581,003	11,670,485
NVC Lighting Holding, Ltd. (A)	38,064,203	3,396,510
PAX Global Technology, Ltd. (B)	27,244,000	12,710,718

		40,561,298

FRANCE — 3.1%
Electricite de France SA	2,305,808	33,206,863

GREECE — 1.7%
Diana Shipping, Inc. * (B)	2,828,740	8,995,393
Tsakos Energy Navigation, Ltd. (B)	2,720,183	8,758,989

		17,754,382

HONG KONG — 0.1%
Luks Group Vietnam Holdings Co., Ltd. (A)	6,675,000	1,599,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN ‡ — 7.4%
Japan Steel Works, Ltd.	290,263	$5,610,628
Kamigumi Co., Ltd.	441,750	10,560,148
Kurita Water Industries, Ltd.	68,600	1,783,524
Mitsubishi Corp.	756,700	20,871,710
Mitsui & Co., Ltd.	1,922,800	31,123,533
Organo Corp. (B)	315,600	9,405,828

		79,355,371

KAZAKHSTAN — 0.8%
NAC Kazatomprom JSC GDR *	618,598	9,031,531

LEBANON — 0.1%
Solidere ADR *	174,732	1,029,171

NORWAY — 0.2%
Stolt-Nielsen, Ltd.	147,006	1,840,248

RUSSIA — 15.5%
Etalon Group GDR (B)	7,503,964	13,882,333
Federal Grid Unified Energy System PJSC	10,886,832,208	27,990,045
Gazprom PAO *	3,722,396	9,450,456
Gazprom PJSC ADR	6,291,486	31,419,681
Lenta Ltd. GDR *	3,262,301	11,695,349
LSR Group PJSC	277,478	2,861,683
Moscow Exchange MICEX-RTS PJSC *	5,347,523	7,539,655
Polyus PJSC GDR	230,313	9,028,270
RusHydro PJSC	2,489,105,198	20,813,898
RusHydro PJSC ADR	16,293,459	12,839,246
Sberbank of Russia PJSC	5,114,152	17,832,117

		165,352,733

SINGAPORE — 3.0%
Golden Agri-Resources, Ltd.	150,219,100	32,029,659

SOUTH AFRICA — 2.2%
Gold Fields, Ltd.	1,937,384	7,306,667

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — continued
Impala Platinum Holdings, Ltd. *	3,918,509	$15,684,993

		22,991,660

SOUTH KOREA — 6.5%
Hankook Tire Worldwide Co., Ltd.	193,910	2,830,258
Hyundai Motor Co.	165,215	19,588,475
Korea Electric Power Corp. ADR	208,338	2,535,474
KT Corp. ADR	2,638,845	31,745,305
KT Corp.	552,483	12,935,334

		69,634,846

SRI LANKA — 0.4%
Hemas Holdings (A)	9,846,711	4,023,742

TURKEY — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	17,214,121	4,356,252
Turkiye Halk Bankasi AS	4,515,617	4,427,150

		8,783,402

UKRAINE — 2.7%
Astarta Holding NV *(A) (B)	654,547	4,419,085
Kernel Holding SA	428,215	5,938,949
MHP SA (LSE Shares) GDR (A)	1,560,814	17,481,117
MHP SA (USD Shares) GDR (A)	44,627	499,822

		28,338,973

UNITED KINGDOM — 0.6%
Yellow Cake * (B)	2,309,388	6,474,610

UNITED STATES — 4.8%
Cloud Peak Energy, Inc. * (B)	2,655,654	160,667
General Electric Co.	846,465	8,608,549
Range Resources Corp. (B)	4,732,203	42,779,115

		51,548,331

TOTAL COMMON STOCK (Cost $1,034,195,853)		978,503,302

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

PREFERRED STOCK — 1.5%		Shares	Value

GERMANY — 0.8%
Draegerwerk & KGaA 0.900%(B)		140,819	$8,449,961

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%		107,203	8,030,016

TOTAL PREFERRED STOCK (Cost $14,217,235)			16,479,977

CONVERTIBLE BONDS — 1.5%		Face Amount

CANADA — 1.5%
Gabriel Resources, Ltd.
0.025%, 06/30/21 (A)(C)(D)(E)	CAD	15,950,000	16,112,060

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A)(C)(D)(E)(F)		$723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			16,112,060

WARRANT — 0.1%		Number of Warrants

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(C)(D)(E)		11,428,804	1,194,322

TOTAL WARRANT (Cost $–)			1,194,322

RIGHTS — 0.1%		Number of Rights

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(C)(D)(E)		15,950	—
Pan American Silver Corp.*#		2,532,384	640,799

TOTAL RIGHTS (Cost $–)			640,799

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATION — 4.1%	Face Amount	Value
United States Treasury Bills
2.334%, 05/02/19(G)
(Cost $43,328,196)	$43,331,000	$43,328,141

SHORT TERM INVESTMENT — 1.1%	Shares
Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 1.630%(H) (Cost $11,716,770)	11,716,770	11,716,770

PURCHASED OPTION — 0.0%

UNITED STATES — 0.0% *(I)

TOTAL PURCHASED OPTION (Cost $11,537,665)		544,680

TOTAL INVESTMENTS— 100.0% (Cost $1,129,813,040)		1,068,520,051

Other Assets and Liabilities, Net — (0.0)%		(227,139)

NET ASSETS — 100.0%		$1,068,292,912

*	Non-income producing security.
#	Expiration date not available.
(A)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $53,941,192 and represented 5.0% of Net Assets.
(B)	Affiliated issuer - as defined under the Investment Company Act of 1940.
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2019 was $17,306,382 and represented 1.6% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2019 was $17,306,382 and represents 1.6% of Net Assets.

(F)	Security in default on interest payments.
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	The rate reported is the 7-day effective yield as of April 30, 2019.
(I)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.1%

Put Options
May 19 Puts on SPX*

TOTAL PURCHASED OPTION (Cost $11,537,665)	1,602	$471,921,966	$2,780.00	05/17/19	$544,680

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The list of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Australia	$49,105,984	$—	$—	$49,105,984
Austria	5,253,619	—	—	5,253,619
Brazil	22,102,387	—	—	22,102,387
Canada	328,484,834	—	—	328,484,834
China	40,561,298	—	—	40,561,298
France	33,206,863	—	—	33,206,863
Greece	17,754,382	—	—	17,754,382
Hong Kong	1,599,658	—	—	1,599,658
Japan	—	79,355,371	—	79,355,371
Kazakhstan	9,031,531	—	—	9,031,531
Lebanon	1,029,171	—	—	1,029,171
Norway	1,840,248	—	—	1,840,248
Russia	165,352,733	—	—	165,352,733
Singapore	32,029,659	—	—	32,029,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2‡	Level 3	Total
South Africa	$22,991,660	$—	$—	$22,991,660
South Korea	69,634,846	—	—	69,634,846
Sri Lanka	4,023,742	—	—	4,023,742
Turkey	8,783,402	—	—	8,783,402
Ukraine	28,338,973	—	—	28,338,973
United Kingdom	6,474,610	—	—	6,474,610
United States	51,548,331	—	—	51,548,331

Total Common Stock	899,147,931	79,355,371	—	978,503,302
Preferred Stock
Germany	8,449,961	—	—	8,449,961
South Korea	8,030,016	—	—	8,030,016

Total Preferred Stock	16,479,977	—	—	16,479,977
Convertible Bonds	—	—	16,112,060	16,112,060
Warrant	—	—	1,194,322	1,194,322
Rights	640,799	—	— †	640,799
U.S. Treasury Obligation	—	43,328,141	—	43,328,141
Short Term Investment	—	11,716,770	—	11,716,770
Purchased Option	544,680	—	—	544,680

Total Investments in Securities	$916,813,387	$134,400,282	$17,306,382	$1,068,520,051

‡ All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 7.4% of Net Assets. Total value of these securities is $79,355,371.

During the six-months ended April 30, 2019, securities with a total value of $79,355,371 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities. For the six-months ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bond	Warrants	Rights†	Total
Beginning Balance as of November 1, 2018	$13,449,941	$868,153	$—	$14,318,094
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	2,662,119	326,169	—	2,988,288
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending balance as of April 30, 2019	$16,112,060	$1,194,322	$—	$17,306,382

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,662,119	$ 326,169	$—	$ 2,988,288

Amounts designated as “—” are either $0 or have been rounded to $0.

† Rights are currently considered worthless and Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2019 is set forth below:

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 04/30/2019	Dividend Income
Astarta Holding NV
$ 4,350,565	$ 612,038	$ —	$ —	$ (543,518)	$ 4,419,085	$ —
Bear Creek Mining Corp.
1,325,728	—	—	—	99,122	1,424,850	—
Centerra Gold, Inc.
21,930,989	743,656	—	—	6,722,650	29,397,295	—
Cloud Peak Energy, Inc.
4,541,168	—	—	—	(4,380,501)	160,667	—
Denison Mines Corp.
6,561,985	644,557	—	—	(847,489)	6,359,053	—
Diana Shipping, Inc.
11,198,924	604,582	(1,106,336)	(265,508)	(1,436,269)	8,995,393	—
Draegerwerk & KGaA
3,420,019	4,271,357	—	—	758,585	8,449,961	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2019 (Unaudited)

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 04/30/2019	Dividend Income
Dundee Corp., Cl A
$ 2,720,002	$ —	$ —	$ —	$ (661,226)	$ 2,058,776	$ —
Etalon Group, Ltd. GDR
14,190,707	2,812,665	(138,202)	(479,186)	(2,503,651)	13,882,333	—
Fission Uranium Corp.
5,061,962	686,733	—	—	(1,116,352)	4,632,343	—
Guangshen Railway Co., Ltd.
11,705,504	477,198	—	—	(512,217)	11,670,485	—
MEG Energy Corp.
28,544,558	12,437,527	(3,333,313)	446,191	(11,858,773)	26,236,190	—
New Gold Inc.
13,628,581	—	—	—	1,550,898	15,179,479	—
NexGen Energy, Ltd.
19,641,777	—	—	—	(4,486,996)	15,154,781	—
Northern Dynasty Minerals, Ltd. (CAD)
2,825,639	—	(928,670)	472,137	372,644	2,741,750	—
Northern Dynasty Minerals, Ltd. (USD)
1,337,780	860,857	—	—	24,924	2,223,561	—
Organo Corp.
10,825,187	—	(2,108,016)	484,898	203,759	9,405,828	94,904
PAX Global Technology, Ltd.
14,540,804	—	(1,096,496)	(695,328)	(38,262)	12,710,718	—
Range Resources Corp.
28,554,599	35,616,279	(5,034,333)	(1,601,413)	(14,756,017)	42,779,115	124,038
Seabridge Gold
19,415,086	1,878,798	(6,858,054)	1,176,721	(1,221,432)	14,391,119	—
Sprott, Inc.
22,269,098	—	—	—	(459,172)	21,809,926	439,116
Tsakos Energy Navigation, Ltd.
9,406,700	—	(445,034)	(224,828)	22,151	8,758,989	142,526
Uranium Participation Corp.
24,495,318	—	—	—	(1,485,468)	23,009,850	—
Yellow Cake
7,025,428	—	—	—	(550,818)	6,474,610	—
Totals:
$ 289,518,108	$61,646,247	$(21,048,454)	$ (686,316)	$ (37,103,428)	$292,326,157	$800,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 64.9%	Shares	Value

AUSTRALIA — 4.6%
Newcrest Mining, Ltd.	402,642	$7,098,902

BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA	144,560	1,209,244

CANADA — 20.2%
Cameco Corp.	566,537	6,254,568
Crescent Point Energy Corp.	505,150	1,945,640
Ivanhoe Mines, Cl A *	647,551	1,575,738
MEG Energy Corp. * (A)	765,476	3,405,417
New Gold Inc. * (A)	1,804,328	1,587,628
Novagold Resources, Inc. *	699,042	2,796,168
Pan American Silver Corp.	108,819	1,385,722
Turquoise Hill Resources, Ltd. *	3,244,956	4,867,434
Wheaton Precious Metals Corp.	344,642	7,471,839

		31,290,154

CHINA — 4.1%
China Mobile, Ltd.	87,000	828,989
China Shenhua Energy Co., Ltd., Cl H	286,000	632,169

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued
China Telecom Corp, Ltd., Cl H	3,400,000	$1,759,637
Guangshen Railway Co., Ltd., Cl H (A)	6,132,000	2,196,476
PAX Global Technology, Ltd. (A)	2,168,000	1,011,483

		6,428,754

FRANCE — 0.5%
Electricite de France SA	49,573	713,921

HONG KONG — 1.2%
K Wah International Holdings, Ltd.	1,452,000	910,647
SJM Holdings, Ltd.	722,000	871,576

		1,782,223

JAPAN ‡ — 2.0%
Inpex Corp.	65,500	635,802
Kamigumi Co., Ltd.	50,200	1,200,044
Mitsubishi Corp.	24,600	678,531
Mitsui & Co., Ltd.	38,500	623,183

		3,137,560

KAZAKHSTAN — 2.3%
NAC Kazatomprom JSC GDR *	247,990	3,620,654

RUSSIA — 12.0%
Federal Grid Unified Energy System PJSC	269,908,542	693,935
Gazprom PAO *	2,546,428	6,464,896
LSR Group PJSC	74,754	770,952
LSR Group PJSC GDR	254,368	539,260
Magnit PJSC	23,957	1,380,048
Moscow Exchange MICEX-RTS PJSC *	1,874,285	2,642,618
RusHydro PJSC	291,194,434	2,434,968
Sberbank of Russia PJSC	1,071,932	3,737,632

		18,664,309

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	15,208,200	3,242,687

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — 1.6%
Gold Fields, Ltd.	374,202	$1,411,269
Impala Platinum Holdings, Ltd. *	263,608	1,055,169

		2,466,438

SOUTH KOREA — 3.3%
Hyundai Motor Co.	9,706	1,150,778
Hyundai Motor Co. GDR	222	7,770
Korea Electric Power Corp. ADR	22,319	271,622
KT Corp. ADR	307,521	3,699,477
KT Corp.	193	4,519

		5,134,166

TURKEY — 0.8%
Turkiye Halk Bankasi AS	1,284,280	1,259,119

UKRAINE — 2.0%
MHP SA GDR (B)	282,254	3,161,245

UNITED KINGDOM — 5.2%
Lenta Ltd. GDR *	1,075,899	3,857,098
Polyus PJSC GDR	95,133	3,729,214
Polyus PJSC GDR	12,000	463,874

		8,050,186

UNITED STATES — 2.2%
General Electric Co.	85,652	871,081
Royal Gold, Inc.	29,723	2,587,684

		3,458,765

TOTAL COMMON STOCK (Cost $96,795,474)		100,718,327

PREFERRED STOCK — 0.8%

SOUTH KOREA — 0.8%
Hyundai Motor Co. 4.170%	16,961	1,270,460

TOTAL PREFERRED STOCK (Cost $1,273,615)		1,270,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 27.7%	Face Amount	Value

United States Treasury Bills
2.349%, 05/23/19 (C)	$11,000,000	$10,984,060
2.334%, 05/09/19 (C)	32,000,000	31,982,553

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,967,214)		42,966,613

SHORT TERM INVESTMENT — 0.0%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 1.630% (D) (Cost $1,754)	1,754	1,754

PURCHASED OPTION — 0.3%

UNITED STATES — 0.3% *(E)

TOTAL PURCHASED OPTION (Cost $1,217,729)		520,714

TOTAL INVESTMENTS— 93.7% (Cost $142,255,786)		145,477,868

Other Assets and Liabilities, Net — 6.3%		9,837,539

NET ASSETS — 100.0%		$155,315,407

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $3,161,245 and represented 2.0% of Net Assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	The rate reported is the 7-day effective yield as of April 30, 2019.
(E)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%

Put Options
iShares MSCI Emerging Markets ETF*

TOTAL PURCHASED OPTION (Cost $1,217,729)	7,334	$32,218,262	$43.00	06/28/19	$520,714

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

The list of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Australia	$7,098,902	$—	$—	$7,098,902
Brazil	1,209,244	—	—	1,209,244
Canada	31,290,154	—	—	31,290,154
China	6,428,754	—	—	6,428,754
France	713,921	—	—	713,921
Hong Kong	1,782,223	—	—	1,782,223
Japan	—	3,137,560	—	3,137,560
Kazakhstan	3,620,654	—	—	3,620,654
Russia	18,664,309	—	—	18,664,309
Singapore	3,242,687	—	—	3,242,687
South Africa	2,466,438	—	—	2,466,438
South Korea	5,134,166	—	—	5,134,166
Turkey	1,259,119	—	—	1,259,119
Ukraine	3,161,245	—	—	3,161,245
United Kingdom	8,050,186	—	—	8,050,186
United States	3,458,765	—	—	3,458,765

Total Common Stock	97,580,767	3,137,560	—	100,718,327
Preferred Stock
South Korea	1,270,460	—	—	1,270,460

Total Preferred Stock	1,270,460	—	—	1,270,460
U.S. Treasury Obligations	—	42,966,613	—	42,966,613
Short Term Investment	1,754	—	—	1,754
Purchased Option	520,714	—	—	520,714

Total Investments in Securities	$99,373,695	$46,104,173	$—	$145,477,868

‡ All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 2.0% of Net Assets. Total value of these securities is $3,137,560.

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six-months ended April 30, 2019, securities with a total value of $3,137,560 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities. For the six-months ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end. As of April 30, 2019, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2019 (Unaudited)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2019 is set forth below.

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 04/30/2019	Dividend Income
Guangshen Railway Co., Ltd.
$ 1,728,420	$ 574,819	$ —	$ —	$ (106,763)	$ 2,196,476	$ —
MEG Energy Corp.
3,073,629	2,080,474	(370,315)	136,332	(1,514,703)	3,405,417	—
New Gold Inc.
741,359	754,775	—	—	91,494	1,587,628	—
PAX Global Technology, Ltd.
985,433	64,350	—	—	(38,300)	1,011,483	—
Totals:
$ 6,528,841	$ 3,474,418	$ (370,315)	$136,332	$ (1,568,272)	$ 8,201,004	$ —

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $762,060,644 and $133,101,662)	$776,193,894	$137,276,864
Affiliated Investments, at Value (Cost $367,752,396 and $9,154,124)	292,326,157	8,201,004
Cash	—	9,206,498
Foreign Currency, at Value (Cost $171,047 and $7)	171,363	7
Dividend and Interest Receivable	3,034,286	240,949
Receivable for Capital Shares Sold	1,682,503	638,246
Receivable for Investment Securities Sold	497,734	—
Reclaim Receivable	245,526	—
Prepaid Expenses	30,119	17,372

Total Assets	1,074,181,582	155,580,940

Liabilities:
Payable for Investment Securities Purchased	3,303,696	7,282
Payable for Capital Shares Redeemed	1,457,218	70,373
Payable due to Adviser	802,335	110,481
Payable due to Custodian	131,613	29,365
Payable due to Administrator	75,068	10,715
Distribution Fees Payable (Class A Shares and Investor Shares, respectively)	11,068	37
Payable due to Trustees	5,726	767
Chief Compliance Officer Fees Payable	3,051	174
Unrealized Loss on Foreign Spot Currency Contracts	49	—
Payable for Audit Fees	—	14,370
Other Accrued Expenses and Other Payables	98,846	21,969

Total Liabilities	5,888,670	265,533

Net Assets	$1,068,292,912	$155,315,407

Net Assets Consist of:

Paid-in Capital	$1,188,546,925	$153,903,243
Total Distributable Earnings (Loss)	(120,254,013)	1,412,164

Net Assets	$1,068,292,912	$155,315,407

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund		Kopernik International Fund
Class A Shares:
Net Assets		$59,664,397	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		6,083,369		N/A
Net Asset Value Offering and Redemption Price, Per Share*		$9.81	$	N/A

Maximum Offering Price Per Share ($9.81/94.25%)		$10.41	$	N/A

Class I Shares:
Net Assets		$1,008,628,515		$155,117,283
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		103,234,027		13,132,944
Net Asset Value Offering and Redemption Price, Per Share		$9.77		$11.81

Investor Shares:
Net Assets	$	N/A		$198,124
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		N/A		16,787
Net Asset Value Offering and Redemption Price, Per Share	$	N/A		$11.80

* Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$7,839,662	$836,520
Dividends from Affiliated Investments	800,584	—
Interest	636,394	513,040
Less: Foreign Taxes Withheld	(981,244)	(76,373)

Total Investment Income	8,295,396	1,273,187

Expenses:
Investment Advisory Fees	4,778,891	660,109
Administration Fees	449,322	62,054
Distribution Fees (Class A Shares and Investor Shares, respectively)	74,572	144
Trustees’ Fees	11,246	1,516
Chief Compliance Officer Fees	3,540	463
Custodian Fees	156,811	30,068
Transfer Agent Fees	57,359	24,033
Printing Fees	31,442	4,517
Registration and Filing Fees	28,429	20,341
Legal Fees	27,662	3,717
Audit Fees	17,118	17,118
Other Expenses	28,090	5,191

Total Expenses	5,664,482	829,271

Less:
Investment Advisory Fee Waiver	—	(23,783)
Fees Paid Indirectly — Note 4	(2,416)	(167)

Net Expenses	5,662,066	805,321

Net Investment Income	2,633,330	467,866

Net Realized Gain (Loss) on:
Investments	(2,023,870)	483,438
Affiliated Investments	(686,316)	136,332
Purchased Options	18,350,360	(1,487,675)
Foreign Currency Transactions	(240,917)	(29,193)

Net Realized Gain (Loss)	15,399,257	(897,098)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	84,645,741	11,339,034
Affiliated Investments	(37,103,428)	(1,568,272)
Purchased Options	(35,954,567)	(987,650)
Foreign Currency Transactions	90,721	(183)

Net Change in Unrealized Appreciation	11,678,467	8,782,929

Net Realized and Unrealized Gain on Investments, Purchased Options and Foreign Currency Transactions	27,077,724	7,885,831

Net Increase in Net Assets Resulting from Operations	$29,711,054	$8,353,697

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$2,633,330	$9,539,607
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	15,399,257	51,347,348
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	11,678,467	(158,315,776)

Net Increase (Decrease) in Net Assets Resulting From Operations	29,711,054	(97,428,821)

Distributions:
Class A Shares	—	(2,846,709)
Class I Shares	(2,411,514)	(46,530,487)

Total Distributions	(2,411,514)	(49,377,196)

Capital Share Transactions(1):
Class A Shares
Issued	6,873,924	12,115,036
Reinvestment of Distributions	—	2,231,299
Redeemed	(6,400,184)	(21,267,935)

Net Class A Share Transactions	473,740	(6,921,600)

Class I Shares
Issued	168,399,862	334,198,211
Reinvestment of Distributions	1,693,186	32,389,956
Redeemed	(175,550,157)	(319,611,503)

Net Class I Share Transactions	(5,457,109)	46,976,664

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(4,983,369)	40,055,064

Total Increase (Decrease) in Net Assets	22,316,171	(106,750,953)

Net Assets:
Beginning of Period	1,045,976,741	1,152,727,694

End of Period	$1,068,292,912	$1,045,976,741

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:

Net Investment Income	$467,866	$1,229,329
Net Realized Loss on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(897,098)	(288,083)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	8,782,929	(7,947,288)

Net Increase (Decrease) in Net Assets Resulting From Operations	8,353,697	(7,006,042)

Distributions:
Class I Shares	(1,740,139)	(1,231,005)
Investor Shares(1)	(1,128)	–

Total Distributions	(1,741,267)	(1,231,005)

Capital Share Transactions(2):
Class I Shares
Issued	59,866,442	86,438,886
Reinvestment of Distributions	1,181,274	729,665
Redeemed	(40,940,150)	(33,375,353)

Net Class I Share Transactions	20,107,566	53,793,198

Investor Shares(1)
Issued	192,939	–
Reinvestment of Distributions	1,128	–

Net Investor Share Transactions	194,067	–

Net Increase in Net Assets From Capital Share Transactions	20,301,633	53,793,198

Total Increase in Net Assets	26,914,063	45,556,151

Net Assets:
Beginning of Period	128,401,344	82,845,193

End of Period	$155,315,407	$128,401,344

(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class A Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$ 9.55	$ 10.78	$ 10.14	$ 7.52	$ 8.69	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.01	0.06	0.07	0.06	0.00^	0.07
Net Realized and Unrealized Gain (Loss)	0.25	(0.85)	0.88	2.59	(1.12)	(1.38)

Total from Investment Operations	0.26	(0.79)	0.95	2.65	(1.12)	(1.31)

Dividends and Distributions:
Net Investment Income	—	(0.44)	(0.31)	(0.03)	(0.05)	—
Capital Gains	—	—	—	—	(0.00)^	—

Total Dividends and Distributions	—	(0.44)	(0.31)	(0.03)	(0.05)	—

Net Asset Value, End of Period	$ 9.81	$ 9.55	$ 10.78	$ 10.14	$ 7.52	$ 8.69

Total Return‡	2.72%	(7.76)%	9.60%	35.38%†	(12.95)%†	(13.10)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$ 59,664	$ 57,586	$ 72,257	$ 68,581	$ 78,531	$ 183,317
Ratio of Expenses to Average Net Assets(1)	1.30%††	1.29%	1.30%(2)	1.35%(2)	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.30%††	1.29%	1.30%	1.31%	1.36%	1.38%††
Ratio of Net Investment Income to
Average Net Assets	0.26%††	0.54%	0.66%	0.72%	0.05%	0.68%††
Portfolio Turnover Rate	18%†††	44%	37%	39%	60%	42%†††

*	Commenced operations November 1, 2013.
**	Per share calculations were performed using average shares for the period.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.01 per share.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$ 9.53	$ 10.75	$ 10.11	$ 7.52	$ 8.71	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.02	0.08	0.10	0.08	0.03	0.07
Net Realized and Unrealized Gain (Loss)	0.24	(0.84)	0.88	2.57	(1.13)	(1.36)

Total from Investment Operations	0.26	(0.76)	0.98	2.65	(1.10)	(1.29)

Dividends and Distributions:
Net Investment Income	(0.02)	(0.46)	(0.34)	(0.06)	(0.09)	(0.00	)^
Capital Gains	—	—	—	—	(0.00)^	—

Total Dividends and Distributions	(0.02)	(0.46)	(0.34)	(0.06)	(0.09)	(0.00	)^

Net Asset Value, End of Period	$ 9.77	$ 9.53	$ 10.75	$ 10.11	$ 7.52	$ 8.71

Total Return†	2.78%	(7.45)%	9.88%	35.53% †	(12.72)%†	(12.89	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,008,629	$ 988,391	$1,080,471	$ 819,144	$ 634,340	$ 760,487
Ratio of Expenses to Average Net Assets(1)	1.05%††	1.04%	1.05%(2)	1.10%(2)	1.10%	1.10%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.05%††	1.04%	1.05%	1.06%	1.12%	1.13%††
Ratio of Net Investment Income to Average Net Assets	0.51%††	0.83%	0.97%	0.99%	0.35%	0.68%††
Portfolio Turnover Rate	18%†††	44%	37%	39%	60%	42%†††

*	Commenced operations November 1, 2013.
**	Per share calculations were performed using average shares for the period.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.01 per share.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$ 11.31	$ 11.92	$ 11.31	$ 9.25	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	0.04	0.13	0.15	0.02	(0.00)^
Net Realized and Unrealized Gain (Loss)	0.59	(0.58)	0.60	2.05	(0.75)

Total from Investment Operations	0.63	(0.45)	0.75	2.07	(0.75)

Dividends and Distributions:
Net Investment Income	(0.13)	(0.11)	(0.04)	(0.01)	—
Capital Gains	—	(0.05)	(0.10)	—	—

Total Dividends and Distributions	(0.13)	(0.16)	(0.14)	(0.01)	—

Net Asset Value, End of Period	$ 11.81	$ 11.31	$ 11.92	$ 11.31	$ 9.25

Total Return†	5.68%	(3.83)%	6.68%	22.45%	(7.50)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .	$ 155,117	$ 128,401	$ 82,845	$ 2,072	$ 1,066
Ratio of Expenses to Average Net Assets(1)	1.10%††	0.93%	0.47%	1.10%	1.10%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.13%††	1.13%	1.60%	10.26%	20.41%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.64%††	1.06%	1.24%	0.16%	(0.04)%††
Portfolio Turnover Rate	23%†††	34%	21%	50%	26%†††

*	Commenced operations June 30, 2015.
**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.01 per share.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

Investor Shares

Period Ended April 30, 2019(1)

Net Asset Value, Beginning of Period	$11.41

Income (Loss) from Investment Operations:
Net Investment Income**	0.03
Net Realized and Unrealized Gain	0.49

Total from Investment Operations	0.52

Dividends and Distributions:
Net Investment Income	(0.13)
Capital Gains	—

Total Dividends and Distributions	(0.13)

Net Asset Value, End of Period	$ 11.80

Total Return†	4.65%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$198
Ratio of Expenses to Average Net Assets(2)	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.38%††
Ratio of Net Investment Income to Average Net Assets	0.62%††
Portfolio Turnover Rate	23%†††

**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of issuers located outside the U.S. and may invest significantly in securities of issuers located in emerging or frontier markets. The Kopernik International Fund is diversified and may invest significantly in securities of issuers located in emerging or frontier markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Kopernik Global All-Cap Fund was closed to certain new investments on March 31, 2017. Effective as of October 11, 2018, the Kopernik Global All-Cap Fund was made available to new investors.

Effective September 27, 2018, the Kopernik International Fund Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $17,306,382 or 1.6% of the Fund’s net assets. As of April 30, 2019, Kopernik International Fund had no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the Kopernik Global All-Cap Fund, the following table summarizes the quantitative inputs an assumptions used for items categorized as recurring Level 3 assets as of April 30, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at April 30, 2019	Valuation Techniques	Unobservable Input	Inputs
			Credit Spread	10%
			Volatility	60%
Convertible Bonds	$16,112,060	Model	Liquidity Risk	10%
Warrants	1,194,322	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2019, the Funds did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six-month period ended April 30, 2019.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund and Kopernik International Fund had open option contracts as of April 30, 2019 as disclosed in the Funds’ Schedule of Investments.

For the six-months ended April 30, 2019, the average monthly market value of purchased option contracts held were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Average Monthly Market Value	$10,968,853	$412,922

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2019, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $449,322 and $62,054 respectively, for these services.

The Kopernik Global All-Cap Fund and Kopernik International Fund adopted a distribution plan for Class A Shares and Investor Shares, respectively that allows the Funds to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Class A Shares and Investor Shares, respectively of the Funds is 0.25% of the average daily net assets of the Funds’ Class A Shares and Investor Shares, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2019, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $2,416 and $167, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2020 (the “Contractual Expense Limit”). This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020.

	Class A Shares	Investor Class Shares	Class I Shares
Kopernik Global All-Cap Fund	1.35%	N/A	1.10%
Kopernik International Fund	N/A	1.35%	1.10%

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

As of April 30, 2019, there are no previously waived fees that are eligible to be recaptured for the Kopernik Global All-Cap Fund. As of April 30, 2019, fees for the Kopernik International Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $96,833, expiring in 2019, $347,571, expiring in 2020, $148,468 expiring in 2021 and $14,333 expiring in 2022.

6. Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Shares Transactions:
Class A Shares
Issued	703,433	1,174,706
Reinvestment of Distributions	–	210,898
Redeemed	(651,460)	(2,058,131)

Increase (Decrease) in Class A Shares	51,973	(672,527)

Class I Shares
Issued	17,351,845	32,009,451
Reinvestment of Distributions	183,444	3,075,969
Redeemed	(18,066,367)	(31,787,807)

Increase (Decrease) in Class I Shares	(531,078)	3,297,613

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Kopernik International Fund	Six-Month Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Shares Transactions:
Class I Shares
Issued	5,201,875	7,217,685
Reinvestment of Distributions	106,420	60,354
Redeemed	(3,533,041)	(2,870,669)

Increase in Class I Shares	1,775,254	4,407,370

Investor Shares (1)
Issued	16,685	–
Reinvestment of Distributions	102	–

Increase in Investor Shares	16,787	–

(1) Investor Class Shares commenced operations on December 10, 2018.

7. Investment Transactions:

For the six months ended April 30, 2019, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$183,434,705	$183,342,716
Kopernik International Fund	22,656,406	24,958,514

There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2018 and 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2018	$49,377,196	$—	$49,377,196
2017	30,683,835	—	30,683,835

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik International Fund
2018	$1,168,068	$62,937	$1,231,005
2017	24,115	—	24,115

As of October 31, 2018, the components of accumulated losses on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$1,047,608	$1,516,023
Capital Loss Carryforwards	(20,926,202)	(786,106)
Other Temporary Differences	(7)	—
Unrealized Depreciation	(127,674,952)	(5,930,183)

Total Accumulated Losses	$(147,553,553)	$(5,200,266)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Kopernik Global All-Cap Fund	$—	$20,926,202	$20,926,202
Kopernik International Fund	—	786,106	786,106

During the year ended October 31, 2018, the Kopernik Global All-Cap Fund utilized capital loss carryforwards of $65,838,168 to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including derivatives, held by the Funds at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Kopernik Global All-Cap Fund	$1,129,813,040	$126,871,537	$(188,164,526)	$(61,292,989)
Kopernik International Fund	142,255,786	10,458,346	(7,236,264)	3,222,082

9. Concentration of Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The principal risk factors affecting shareholders’ investments in each of the Funds, unless otherwise specified, are set forth below.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since they purchase equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Exchange-Traded Funds Risk — The Kopernik International Fund may invest in ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Purchasing Put Options Risk — A put option gives the buyer the right, but not the obligation, to sell an underlying instrument at a specific exercise price before a specific expiration date. When a Fund purchases a put option on an index, it may lose the entire premium paid if the index does not fall below the exercise price before the expiration date.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

10.   Concentration of Shareholders:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	4	59%
Kopernik Global All-Cap Fund, Class I Shares	2	50%
Kopernik International Fund, Class I Shares	3	81%
Kopernik International Fund, Investor Class Shares	1	98%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.   Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

12.   New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13.   Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$1,027.20	1.30%	$6.53

Class I Shares	1,000.00	1,027.80	1.05	5.28

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.35	1.30%	$6.51

Class I Shares	1,000.00	1,019.59	1.05	5.26

Kopernik International Fund

Actual Fund Return

Class I Shares	$1,000.00	$1,056.80	1.10%	$5.61

Investor Shares**	1,000.00	1,046.50	1.35	5.37	(1)

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.34	1.10%	$5.51

Investor Shares**	1,000.00	1,018.10	1.35	6.76

* Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

** Investor Class Share commenced operations December 10, 2018.

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period since inception to the period ended April 30, 2019).

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KGI-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: July 8, 2019*

* Print the name and title of each signing officer under his or her signature.